Dividends (Tables)	12 Months Ended
Jul. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of amounts recognized as distributions to equity shareholders
Amounts recognized as distributions to equity shareholders:

	2021	2020	2019
	$m	$m	$m
Final dividend for the year ended July 31, 2018: 131.9 cents per share	—	—	303
Interim dividend for the year ended July 31, 2019: 63.1 cents per share	—	—	146
Final dividend for the year ended July 31, 2019: 145.1 cents per share	—	327	—
Final dividend for the year ended July 31, 2020: 208.2 cents per share	467	—	—
Interim dividend for the year ended July 31, 2021: 72.9 cents per share	163	—	—
Special dividend: 180.0 cents per share	404	—	—
Dividends paid	1,034	327	449